Business Combination and Control Obtained by a Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination and Control Obtained by a Related Party [Abstract]
BUSINESS COMBINATION AND CONTROL OBTAINED BY A RELATED PARTY
4.	BUSINESS COMBINATION AND CONTROL OBTAINED BY A RELATED PARTY

On March 16, 2026 (the “Closing Date”), BlockchAIn consummated the business combination (the “Business Combination”) pursuant to the BCA.

Upon closing of the Business Combination, Signing Day Sports and One Blockchain became wholly owned subsidiaries of the Company, and the Company’s common stock commenced trading on the NYSE American under the ticker symbol “AIB” on March 17, 2026.

Merger Consideration

As a result of the One Blockchain Merger, the membership interests of One Blockchain (“One Blockchain membership interests”) outstanding prior to the One Blockchain Merger were automatically cancelled, in exchange for the right of the holders thereof to receive the number of shares of common stock of the Company (“BlockchAIn common shares”) equal to (a) the product of (i) the number of fully-diluted shares of Signing Day Sports common stock outstanding immediately prior to the effective time of the Business Combination, not including certain out-of-the-money derivative securities (“SGN Outstanding Shares”), multiplied by (ii) 1/0.085, and multiplied by (iii) the Exchange Ratio, minus (b) the product of (i) the SGN Outstanding Shares multiplied by (ii) the Exchange Ratio (the “One Blockchain Merger Consideration”).

In connection with the Business Combination, Signing Day Sports stockholders received 3,215,576 BlockchAIn common shares and the securityholders of One Blockchain received 33,225,888 BlockchAIn common shares.

Earnout Shares

The BCA provides for the issuance of earnout shares (the “Earnout Shares”) to the members, as of immediately prior to the Closing, of One Blockchain (collectively, the “One Blockchain Securityholders”), consisting of BlockchAIn common shares, if the 2026 EBITDA equals or exceeds $25 million. The Earnout Shares will equal 11.628% of the One Blockchain Merger Consideration. One Blockchain Securityholders may receive up to 3,863,460 additional BlockchAIn common shares, respectively, if the Earnout Shares are issued. If the conditions for the issuance of the Earnout Shares are met, the Earnout Shares will be issued within ten calendar days following the date on which BlockchAIn files its annual report for its 2026 fiscal year with the SEC. Earnout shares were excluded from purchase consideration since the likelihood of meeting earnout was deemed remote at the measurement date.

Advisory Shares

BlockchAIn issued to Maxim Group LLC (“Maxim Group”), as the financial advisor to One Blockchain (as the agreed consideration for advisory services provided to One Blockchain) and the designee of Maxim Partners LLC (“Maxim Partners”), at the Closing 1,204,669 BlockchAIn common shares equal to 3.5% of the total transaction enterprise value, in accordance with the obligations of One Blockchain under the Advisory Agreement. This is reflected in administrative expenses in the amount of $650,642 for the current period. At such time the Earnout Shares, if any, are issued, a number of BlockchAIn common shares equal to 3.5% of the Earnout Shares will be issued at such time. Maxim Group may receive up to 140,126 additional BlockchAIn common shares if the Earnout Shares are issued. The number of BlockchAIn common shares issued to Maxim Group at the Closing, and if applicable, in connection with the Earnout Shares, will reduce only the equity ownership otherwise allocable to the holders of One Blockchain membership interests.

Consulting agreements

Included in the purchase consideration is $1,763,000 as compensation for services related to Executive Consulting Agreements, dated March 12, 2026 with certain former executive officers of Signing Day Sports. Of this amount, $100,000 was reserved and is in an interest-bearing escrow account to pay Outstanding Liabilities (as defined in the Executive Consulting Agreements) of Signing Day Sports, with any remaining portion to be paid back within 90 days, subject to any clawback or repayment obligation as set forth in the agreements. This $100,000 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

Signing Day Sports advance of funds

As a closing condition of the Business Combination, Signing Day Sports agreed to send BlockchAIn $1,330,000 in advance of the close to reimburse transaction expenses that BlockchAIn incurred (inclusive of the $100,000 escrow from the consultant agreements noted above). Under ASC 805, an advance of funds from the accounting acquiree (Signing Day Sports) to the accounting acquirer (BlockchAIn) to reimburse transaction costs, where repayment is not expected, is viewed as a separate transaction from the business combination. Accordingly, the $1,330,000 effectively reduces the purchase consideration transferred and is excluded from the net identifiable assets acquired, rather than being recognized as an acquired asset of BlockchAIn at closing. This $1,330,000 was reflected as a credit to professional fees in selling, general, and administrative expenses in the accompanying condensed consolidated statement of operations.

Accounting treatment

The Business Combination was accounted for as a reverse merger in accordance with GAAP. Under this accounting treatment, One Blockchain was determined to be the accounting predecessor and accounting acquirer, and Signing Day Sports was treated as the acquired entity for accounting purposes.

The Company performed an assessment, as defined under ASC 805, Business Combinations, and concluded that the acquisition of Signing Day Sports is an acquisition of a business. The Company is still determining the purchase price allocation and as such is not presenting the excess of the consideration transferred over the net of the acquisition-date fair value of the identifiable assets acquired and the liabilities assumed as goodwill. Instead, this amount is included as intangible assets as of March 31, 2026. Since the allocation is still in progress, the intangible amount has not been amortized.

The preliminary purchase price allocation for Signing Day Sports is as follows:

March 31, 2026
Number of shares outstanding owned by Signing Day Sports stockholders	34,266,832
Multiplied by the price per share of Signing Day Sports common stock	$0.5401
Preliminary purchase consideration based on Signing Day Sports shares outstanding	$18,507,516
Consulting agreements	1,763,000
Less: Signing Day Sports advance of funds	(1,330,000)
Total preliminary purchase price	$18,940,516

When accounting for a reverse merger, the consideration transferred is measured using the most reliably measured fair value. As a publicly traded company on the NYSE American, Signing Day Sports shares are more reliably measurable than BlockchAIn common shares or One Blockchain membership interests. On March 16, 2026, the date of the transaction, the sale price of the Signing Day Sports common stock on the NYSE American was $0.5401 per share. Accordingly, a stock price of $0.5401 per share was used in accounting for the acquisition.

The following table summarizes the total consideration exchanged for Signing Day Sports and the allocation of purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Share purchase consideration	$18,507,516
Consulting agreements	1,763,000
Signing Day Sports advance of funds	(1,330,000)
Fair value of total purchase consideration	$18,940,516

Assets
Cash	$253,214
Accounts receivable	9,546
Property and equipment	7,614
Other Assets	52,068
Liabilities
Accounts payable	(358,690)
Deferred revenue	(1,426)

Total fair value of net liabilities assumed	$(37,674)
Intangible assets	$18,978,190

Preliminary fair value of the net liabilities assumed was determined in the three-month period ended March 31, 2026. Any measurement period adjustments will be recorded, if any, during future periods.

The following table presents the preliminary purchase price allocation for the acquisition. Any future measurement period adjustments will be based upon information obtained about facts and circumstances that existed at the acquisition date.

Preliminary purchase price allocation
Assets acquired
Cash	$253,214
Accounts receivable	9,546
Property and equipment	7,614
Other Assets	52,068
Liabilities assumed
Accounts payable	(358,690)
Deferred revenue	(1,426)

Total fair value of net liabilities assumed	$(37,674)
Fair value of total purchase consideration	18,940,516
Add: Net liabilities assumed	37,674
Intangible assets	$18,978,190

The equity recapitalization resulting from the Business Combination is reflected as of the Closing Date, including the issuance of shares of the Company’s common stock in exchange for the outstanding equity interests of One Blockchain and Signing Day Sports. The results of operations of Signing Day Sports are included in the condensed consolidated financial statements of the Company from the Closing Date forward.

As of March 31, 2026 and December 31, 2025, there was goodwill of $4,851,136 reflected in the condensed consolidated balance sheets for goodwill recognized as the excess of the purchase price over the fair value of net identifiable assets per an agreement dated February 7, 2024, in which One Blockchain underwent a change in control following a step acquisition by VCV Digital Solutions LLC (“VCV Digital Solutions”), effective as of February 8, 2024.

4.	BUSINESS COMBINATION AND CONTROL OBTAINED BY A RELATED PARTY

Per an agreement dated February 7, 2024, One Blockchain underwent a change in control following a step acquisition by VCV Digital Solutions LLC (“VCV Digital Solutions”), which was effective as of February 8, 2024. VCV Digital Solutions acquired 50% of the issued and outstanding membership interests of One Blockchain from an unrelated third-party seller that previously held a 50% ownership interest, adding to its existing 45% indirect interest held through its subsidiary, Tiger Cloud LLC. As a result, VCV Digital Solutions, through Tiger Cloud LLC, obtained full control of the Company. One Blockchain is now a wholly owned subsidiary of BlockchAIn.

Although the transaction involved entities in which VCV Digital Solutions previously held significant influence, the Company evaluated the nature of the transaction and determined that it does not meet the criteria for a common control transaction under ASC 805. Prior to the acquisition, the seller was not under common control with VCV Digital Solutions and therefore was not considered a related party under ASC 850, Related Party Disclosures. The acquisition of the remaining 50% interest resulted in a substantive change in control and governance. Accordingly, this transaction is not considered a common control transaction.

The Company elected to apply pushdown accounting in accordance with ASC 805, resulting in a new basis of accounting and the creation of a new reporting entity as of February 8, 2024. The Company has revised its financial statement presentation to separately reflect the predecessor and successor periods in accordance with ASC 805. The period from January 1, 2024 to February 7, 2024 (Predecessor) is presented under the historical cost basis, and the period from February 8, 2024 to December 31, 2024 (Successor) is presented under the new fair value basis resulting from the application of pushdown accounting.

The total purchase consideration for the additional 50% interest was $7,684,150. As a result of the step acquisition, the assets and liabilities of the Company were revalued at fair value. The following adjustments were made:

●	Property and equipment, net: increased by $1,810,558 to reflect fair value.

●	Goodwill: Recognized at $4,851,136 as the excess of the purchase price over the fair value of net identifiable assets.

The impact of these adjustments is reflected in the accompanying consolidated balance sheets as of December 31, 2024 (Successor).